TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF NET DEFERRED INCOME TAX

The following table displays net deferred income tax:

	December 31,
	2024	2023

Deferred tax assets:

Net operating loss carryforward	$2,262	$2,476
Research and development	94	172
Vacation accrual	1	1
Gross deferred tax assets	2,357	2,649

Valuation allowance	(2,357)	(2,649)

Net deferred tax	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO EFFECTIVE TAX RATE

	Year Ended December 31,
	2024	2023

Israel corporate income tax rate	23%	23%
Non-deductible share-based compensation	(0.16)%	(0.85)%
Effect of change in fair value of convertible securities	(28.92)%	20.97%
Change in valuation allowance	6.08%	(43.12)%

Effective tax rate	-%	-%